Common Stock and Warrants (Details - Fair value assumptions - Broker warrants)			1 Months Ended		9 Months Ended
	Sep. 14, 2022	Apr. 13, 2022	Aug. 31, 2022	May 25, 2021	Sep. 30, 2022	Sep. 30, 2021
Class of Stock [Line Items]
Risk free interest rate					3.20%
Expected term (years)					5 years 6 months
Expected volatility					177.90%
Broker Warrants [Member]
Class of Stock [Line Items]
Risk free interest rate			3.45%
Expected term (years)			2 years
Expected volatility			132.00%
Broker Warrants 1 [Member]
Class of Stock [Line Items]
Risk free interest rate	3.78%
Expected term (years)	2 years
Expected volatility	134.00%
Broker Warrants 2 [Member]
Class of Stock [Line Items]
Risk free interest rate		2.37%
Expected term (years)		2 years
Expected volatility		138.00%
Broker Warrants 3 [Member]
Class of Stock [Line Items]
Risk free interest rate						0.28%
Expected term (years)						2 years
Expected volatility						196.00%
Broker Warrants 4 [Member]
Class of Stock [Line Items]
Risk free interest rate				0.14%
Expected term (years)				2 years
Expected volatility				205.00%